Annual Fund Operating Expenses - Pioneer Emerging Markets Equity Fund	Jan. 20, 2021
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.36%
Expenses (as a percentage of Assets)	4.16%
Fee Waiver or Reimbursement	(3.17%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.40%
Expenses (as a percentage of Assets)	4.45%
Fee Waiver or Reimbursement	(3.15%)	[1]
Net Expenses (as a percentage of Assets)	1.30%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.37%
Expenses (as a percentage of Assets)	5.17%
Fee Waiver or Reimbursement	(3.12%)	[1]
Net Expenses (as a percentage of Assets)	2.05%	[1]
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.36%
Expenses (as a percentage of Assets)	4.16%
Fee Waiver or Reimbursement	(3.17%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]

[1]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.30%, 2.05%, 0.99% and 0.99% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through February 1, 2022. There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.